Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Targeted Medical Pharma, Inc.
Entity Central Index Key	0001420030
Entity Filer Category	Smaller Reporting Company